Operating Revenues - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Operating revenues	$ 493,339	$ 405,346	$ 352,922
Operating revenues from Luna Pool collaborative arrangements	7,355	22,101	26,555
Operating revenues from Unigas Pool	50,043	46,345	27,004
Total operating revenues	550,737	473,792	406,481
Time Charters [Member]
Disaggregation of Revenue [Line Items]
Operating revenues	317,010	245,645	190,420
Operating revenues from Luna Pool collaborative arrangements	0	0	1,283
Voyage Charters [Member]
Disaggregation of Revenue [Line Items]
Operating revenues	176,329	159,701	162,502
Operating revenues from Luna Pool collaborative arrangements	$ 7,355	$ 22,101	$ 25,272